UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number:	811- 6377

Dreyfus Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 8/31

Date of reporting period: July 1, 2010 - June 30, 2011

Item 1.  Proxy Voting Record

                                                Dreyfus Municipal Funds, Inc.
                                                            -Dreyfus BASIC Municipal Money Market Fund
                                                            -Dreyfus BASIC New Jersey Municipal Money Market Fund
                                                            -Dreyfus High Yield Municipal Bond Fund

                                                            -Dreyfus AMT-Free Municipal Bond Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 19, 2011